NORTHERN LIGHTS FUND TRUST

                                December 30, 2010

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Attention: Filings - Rule 497(j)

Re:

Northern Lights Fund Trust –     Arrow Alternative Solutions Fund

Arrow DWA Balanced Fund

Arrow DWA Tactical Fund

Arrow Managed Futures Trend Fund

Post Effective Amendment No. 186 to the Registration Statement on Form N-1A

(File No. 333-122917, CIK No. 0001314414)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Northern Lights Fund Trust (the “Trust”), on behalf of Arrow Alternative Solutions Fund, Arrow DWA Balanced Fund, Arrow DWA Tactical Fund and Arrow Managed Futures Trend Fund, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to paragraph (c) of Rule 497 under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 186 to the Trust’s registration statement on Form N-1A (the “Amendment”).  The text of the Amendment was filed electronically with the Securities and Exchange Commission on November 30, 2010 (SEC Accession No. 0000910472-10-001247).

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (513) 352-6725 or to me at (631) 470-2600.

Very truly yours,

                                                                                                                                /s/ Emile R. Molineaux

                                                               Emile R. Molineaux

Secretary

cc:   JoAnn M. Strasser, Esq.